Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	(1)		(1)(2)	(1)(2)(3)		(4)(5)	(4)(6)		(7)
					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total to CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total to Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1)(2)	GXO Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)	Peer Group Total Shareholder Return(3)(5)	GAAP Net Income ($M)	Adjusted EBITDA ($M)(6)
2024	$5,531,791	($436,193)	$2,151,651	$3,927	$68.97	$176.94	$102.62	$138	$815
2023	$6,733,662	$11,859,635	$2,325,357(7)	$4,188,777(7)	$96.97	$129.52	$102.32	$233	$741
2022	$4,851,558	($9,395,561)	$2,507,302(7)	($1,111,379)(7)	$67.69	$82.06	$90.89	$200	$728
2021	$10,176,933	$19,626,392	$3,347,045	$5,218,189	$144.01(8)	$114.28(8)	$111.02(8)	$161(8)	$611(8)
(1)

The CEO was Malcolm Wilson for all years in the table. The Other NEOs were inclusive of Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for 2021 and 2022 and additionally inclusive of Richard Cawston in 2023. For 2024, the Other NEOs were inclusive of Baris Oran, Richard Cawston, Karlis Kirsis and Corinna Refsgaard. Amounts presented are averages for the entire group of Other NEOs in each respective year they were NEOs.

(2)

The following tables describe the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”) for fiscal year 2024. Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	CEO(1)
Prior FYE	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Current FYE	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Fiscal Year	2024	2023	2022(9)	2021(9)
Summary Compensation Table Total	$5,531,791	$6,733,662	$4,851,558	$10,176,933
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,436,851)	($4,221,221)	($2,964,294)	($6,746,322)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,879,275	$5,641,348	$1,323,040	$12,250,385
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($4,893,176)	$717,897	($2,242,230)	$120,827
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($517,232)	$2,987,949	($10,363,633)	$3,824,569
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid	($436,193)	$11,859,635	($9,395,561)	$19,626,392

	Other NEOs(1)
Prior FYE	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Current FYE	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Fiscal Year	2024	2023	2022(9)	2021(9)
Summary Compensation Table Total	$2,151,651	$2,325,357	$2,507,302	$3,347,045
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,483,240)	($1,276,956)	($1,545,641)	($1,972,681)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,268,948	$1,690,157	$767,803	$3,497,007
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,720,524)	$292,963	($418,447)	$23,468
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($212,907)	$1,157,256	($2,422,397)	$323,350
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid	$3,927	$4,188,777	($1,111,379)	$5,218,189

(3)

TSR, in the case of both the company and the peer groups, for fiscal year 2021 reflects the cumulative return of $100 as if invested on August 2, 2021, the date of the Spin-Off, through the end of the 2021 fiscal year and assumes the reinvestment of dividends. TSR for 2022, 2023 and 2024 reflects the cumulative return of $100 as if invested from August 2, 2021 through the end of each fiscal year and assumes the reinvestment of dividends.

(4)	The peer group used is the S&P 500 Technology Index.
(5)	The peer group used is the S&P 500 Transportation Index.
(6)	See Annex A for reconciliations of non-GAAP financial measures.
(7)

The salaries for two of our 2022 and 2023 Other NEOs have been amended to include the following amounts, which were inadvertently omitted in prior filings: Mr. Oran - $13,846 and $16,615, respectively, and Mr. Fogarty - $9,231 and $11,077, respectively.

(8)	Reflects the full year 2021, including periods prior to the Spin-Off.
(9)

Stock award values in reporting years 2021 and 2022 were amended from previous Proxy Statement disclosures to reflect the revision in stock option fair value methodology consistent with SEC CD&I 128D.21. Additionally, the 2021 reporting year stock award values were amended from previous Proxy Statement disclosures to consider the stock award values for the full year consistent with SEC CD&I 128D.14, including the period prior to our Spin-Off from XPO.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

The CEO was Malcolm Wilson for all years in the table. The Other NEOs were inclusive of Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for 2021 and 2022 and additionally inclusive of Richard Cawston in 2023. For 2024, the Other NEOs were inclusive of Baris Oran, Richard Cawston, Karlis Kirsis and Corinna Refsgaard. Amounts presented are averages for the entire group of Other NEOs in each respective year they were NEOs.

Peer Group Issuers, Footnote
(3)

TSR, in the case of both the company and the peer groups, for fiscal year 2021 reflects the cumulative return of $100 as if invested on August 2, 2021, the date of the Spin-Off, through the end of the 2021 fiscal year and assumes the reinvestment of dividends. TSR for 2022, 2023 and 2024 reflects the cumulative return of $100 as if invested from August 2, 2021 through the end of each fiscal year and assumes the reinvestment of dividends.

(4)	The peer group used is the S&P 500 Technology Index.
(5)	The peer group used is the S&P 500 Transportation Index.

PEO Total Compensation Amount	$ 5,531,791	$ 6,733,662	$ 4,851,558	$ 10,176,933
PEO Actually Paid Compensation Amount	$ (436,193)	11,859,635	(9,395,561)	19,626,392
Adjustment To PEO Compensation, Footnote
(2)

The following tables describe the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”) for fiscal year 2024. Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	CEO(1)
Prior FYE	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Current FYE	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Fiscal Year	2024	2023	2022(9)	2021(9)
Summary Compensation Table Total	$5,531,791	$6,733,662	$4,851,558	$10,176,933
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,436,851)	($4,221,221)	($2,964,294)	($6,746,322)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,879,275	$5,641,348	$1,323,040	$12,250,385
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($4,893,176)	$717,897	($2,242,230)	$120,827
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($517,232)	$2,987,949	($10,363,633)	$3,824,569
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid	($436,193)	$11,859,635	($9,395,561)	$19,626,392
(9)

Stock award values in reporting years 2021 and 2022 were amended from previous Proxy Statement disclosures to reflect the revision in stock option fair value methodology consistent with SEC CD&I 128D.21. Additionally, the 2021 reporting year stock award values were amended from previous Proxy Statement disclosures to consider the stock award values for the full year consistent with SEC CD&I 128D.14, including the period prior to our Spin-Off from XPO.

Non-PEO NEO Average Total Compensation Amount	$ 2,151,651	2,325,357	2,507,302	3,347,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,927	4,188,777	(1,111,379)	5,218,189
Adjustment to Non-PEO NEO Compensation Footnote
(2)

The following tables describe the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”) for fiscal year 2024. Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	Other NEOs(1)
Prior FYE	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Current FYE	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Fiscal Year	2024	2023	2022(9)	2021(9)
Summary Compensation Table Total	$2,151,651	$2,325,357	$2,507,302	$3,347,045
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,483,240)	($1,276,956)	($1,545,641)	($1,972,681)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,268,948	$1,690,157	$767,803	$3,497,007
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,720,524)	$292,963	($418,447)	$23,468
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($212,907)	$1,157,256	($2,422,397)	$323,350
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid	$3,927	$4,188,777	($1,111,379)	$5,218,189
(9)

Stock award values in reporting years 2021 and 2022 were amended from previous Proxy Statement disclosures to reflect the revision in stock option fair value methodology consistent with SEC CD&I 128D.21. Additionally, the 2021 reporting year stock award values were amended from previous Proxy Statement disclosures to consider the stock award values for the full year consistent with SEC CD&I 128D.14, including the period prior to our Spin-Off from XPO.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures

The following is a list of the most important financial performance measures used by the company to link compensation actually paid to the NEOs and company performance for the fiscal year ended December 31, 2024.

Financial Performance Measures(1)
Adjusted EBITDA
Free Cash Flow
Organic Revenue
Net New Business
(1)	See “Non-GAAP Financial Measures” in Annex A for additional information.

Total Shareholder Return Amount	$ 68.97	96.97	67.69	144.01
Peer Group Total Shareholder Return Amount	176.94	129.52	82.06	114.28
Net Income (Loss)	$ 138,000,000	$ 233,000,000	$ 200,000,000	$ 161,000,000
Company Selected Measure Amount	815,000,000	741,000,000	728,000,000	611,000,000
PEO Name	Malcolm Wilson
Peer Group Total Shareholder Return	$ 102.62	$ 102.32	$ 90.89	$ 111.02
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)	See Annex A for reconciliations of non-GAAP financial measures.
(8)	Reflects the full year 2021, including periods prior to the Spin-Off.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Net New Business
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,436,851)	(4,221,221)	(2,964,294)	(6,746,322)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,879,275	5,641,348	1,323,040	12,250,385
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,893,176)	717,897	(2,242,230)	120,827
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(517,232)	2,987,949	(10,363,633)	3,824,569
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,483,240)	(1,276,956)	(1,545,641)	(1,972,681)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,268,948	1,690,157	767,803	3,497,007
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,720,524)	292,963	(418,447)	23,468
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (212,907)	$ 1,157,256	$ (2,422,397)	$ 323,350